Property, Plant and Equipment (Tables)	3 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment, net consists of LNG terminal costs and fixed assets, as follows (in millions):

	March 31,	December 31,
	2018	2017
LNG terminal costs
LNG terminal	$12,690	$12,703
LNG terminal construction-in-process	3,431	3,310
Accumulated depreciation	(982)	(880)
Total LNG terminal costs, net	15,139	15,133
Fixed assets
Fixed assets	23	23
Accumulated depreciation	(17)	(17)
Total fixed assets, net	6	6
Property, plant and equipment, net	$15,145	$15,139